Organization and Principal Activities (Tables) - Variable Interest Entity [Member]	12 Months Ended
Dec. 31, 2022
Organization and Principal Activities (Tables) [Line Items]
Schedule of company’s major subsidiaries and consolidated VIE
Name	Date of Incorporation	Percentage of beneficial ownership for purposes of accounting	Principal Activities
Wholly owned subsidiaries
AI PLUS HOLDING LIMITED (“AI Plus”)	August 30, 2018	100%	Investing holding company
Xiao-i Technology Limited (“Xiao-i Technology”)	December 17, 2018	100%	Investing holding company
Zhizhen Artificial Intelligent Technology (Shanghai) Co. Ltd. (“Zhizhen Technology”) (“WFOE”)	February, 21, 2020	100%	WFOE, a holding company

Name	Date of Incorporation	Percentage of beneficial ownership for purposes of accounting	Principal Activities
VIE
Shanghai Xiao-i Robot Technology Co., Ltd. (“Shanghai Xiao-i”)	August 27, 2009	100%	Internet technology development

Name	Date of Incorporation	Percentage of beneficial ownership for purposes of accounting	Principal Activities
Subsidiaries of VIE
Xiaoi Robot Technology (H.K) Ltd. (“Xiaoi Robot”)	June 3, 2016	100%	Internet technology development
Guizhou Xiao-i Robot Technology Co., Ltd. (“Guizhou Xiao-i”)	July 18, 2016	70%	AI robot development

Schedule of consolidated balance sheets Information
	As of December 31,
	2021	2022
Assets
Current assets:
Cash and cash equivalents	$1,310,737	$1,025,141
Accounts receivable, net	31,184,779	41,362,705
Amounts due from related parties	391,919	346,517
Inventories	768,762	768,216
Contract costs	1,669,519	2,012,309
Advance to suppliers	90,350	1,115,672
Deferred offering costs	-	1,330,902
Prepaid expenses and other current assets, net	388,844	460,850
Total current assets	35,804,910	48,422,312

Non-current assets:
Property and equipment, net	207,989	219,470
Intangible assets, net	798,459	637,114
Long-term investment	335,448	204,899
Right of use assets	1,194,859	865,399
Deferred tax assets, net	4,906,287	3,888,574
Prepaid expenses and other, non-current assets	3,941,346	3,697,675
Total non-current assets	11,384,388	9,513,131

TOTAL ASSETS	$47,189,298	$57,935,443

Liabilities
Current liabilities:
Short-term borrowings	$9,117,158	$18,784,459
Accounts payable	5,581,879	9,180,532
Amount due to related parties-current	1,558,642	896,431
Deferred revenue	2,953,238	2,553,808
Accrued expenses and other current liabilities	10,316,428	17,006,680
Convertible loans	5,717,737	3,754,269
Lease liabilities, current	800,658	435,462
Income tax payable	17,904	-
Total current liabilities	36,063,644	52,611,641

Non-current liabilities:
Amount due to related parties-non current	8,905,313	8,581,743
Accrued liabilities, non-current	5,157,971	5,391,664
Lease liabilities, non-current	446,140	300,974
Total non-current liabilities	14,509,424	14,274,381

TOTAL LIABILITIES	$50,573,068	$66,886,022

Schedule of consolidated statements of operations and comprehensive (loss)/Income
	For the years ended December 31,
	2020	2021	2022
Net Revenue	$13,856,734	$32,524,013	$48,184,958
Net (loss)/income	$(7,056,042)	$3,365,002	$(5,969,762)

Schedule of Consolidated Cash Flows Information
	For the years ended December 31,
	2020	2021	2022
Net cash used in operating activities	$(3,463,094)	$(11,887,122)	$(10,923,345)
Net cash (used in)/provided by investing activities	(25,825)	77,259	(107,122)
Net cash provided by financing activities	1,792,682	12,192,952	10,757,306
Effect of exchange rate changes	(797,954)	101,728	(12,435)
Net change in cash, cash equivalents and restricted cash	$(2,494,191)	$484,817	$(285,596)